                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975

--------------------------------------------------------------------------------

                          MFS MULTIMARKET INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MULTIMARKET INCOME TRUST                                         4/30/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  5
                        ------------------------------------------------------
                        DIVIDEND REINVESTMENT AND
                        CASH PURCHASE PLAN                                   8
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                             9
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                26
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       32
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED PUBLIC
                        ACCOUNTING FIRM                                     45
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      46
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               47
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      47
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      94.4%
              Cash & Other Net Assets                     5.2%
              Stocks                                      0.2%
              Convertible Preferred                       0.2%


              MARKET SECTORS*

              High Grade Corporates                      27.7%
              ------------------------------------------------
              High Yield Corporates                      26.4%
              ------------------------------------------------
              International Government Bonds             17.7%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                 10.2%
              ------------------------------------------------
              Emerging Market Bonds                      10.0%
              ------------------------------------------------
              Cash & Other Net Assets                     5.2%
              ------------------------------------------------
              Asset Backed Securities                     1.2%
              ------------------------------------------------
              Mortgage-Backed Securities                  0.8%
              ------------------------------------------------
              U.S. Government Agencies                    0.3%
              ------------------------------------------------
              Domestic Convertibles                       0.2%
              ------------------------------------------------
              Domestic Equities                           0.2%
              ------------------------------------------------
              Residential Mortgage Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        27.5%
              ------------------------------------------------
              AA                                          2.5%
              ------------------------------------------------
              A                                           6.1%
              ------------------------------------------------
              BBB                                        22.1%
              ------------------------------------------------
              BB                                         28.4%
              ------------------------------------------------
              B                                          11.2%
              ------------------------------------------------
              CCC                                         2.0%
              ------------------------------------------------
              CC                                          0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.7
              ------------------------------------------------
              Average Life                            8.6 yrs.
              ------------------------------------------------
              Average Maturity***                    11.2 yrs.
              ------------------------------------------------
              Average Credit Quality****                  BBB+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              64.4%
              ------------------------------------------------
              Germany                                     8.4%
              ------------------------------------------------
              Great Britain                               2.6%
              ------------------------------------------------
              Canada                                      2.3%
              ------------------------------------------------
              Mexico                                      2.1%
              ------------------------------------------------
              Ireland                                     2.0%
              ------------------------------------------------
              Russia                                      1.9%
              ------------------------------------------------
              France                                      1.8%
              ------------------------------------------------
              Spain                                       1.7%
              ------------------------------------------------
              Other                                      12.8%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

To gauge performance of this portfolio, we use a variety of benchmarks reflecting the varying results of the different markets in which we invest. For the six months ended April 30, 2005, the MFS Multimarket Income Trust's performance at net asset value surpassed three of the five benchmarks.
The fund trailed the Citigroup World Government Bond Non-Dollar Hedged Index and the J.P. Morgan Emerging Markets Bond Index Global benchmarks.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

PERFORMANCE RELATIVE TO THE TRUST'S BENCHMARKS

The trust's shorter stance on duration (sensitivity to changes in interest rates) aided results relative to the trust's benchmarks. The trust also enjoyed a yield advantage over the benchmarks. Performance was also enhanced by exposure to the euro and the yen. Investments in high-quality European, United Kingdom and Pacific Rim nations added to results as interest rates fell in those nations. At a sector level, the trust benefited from positioning in telecommunications, electric utilities and TIPS (Treasury Inflation Protected Securities).

Over the period spreads between corporate and U.S. Treasury bonds widened. The trust's exposure to "BBB"- and "BB"-rated credit detracted from relative performance. Bonds of auto companies and those of their suppliers were hard hit. In October, General Motors" credit rating was downgraded to the lowest investment-grade level by Standard and Poor's. Speculation that the company may lose its investment-grade rating grew further when the company lowered its guidance for the second quarter. At this point a subsequent downgrade to junk status was being priced into offerings by GM and Ford. After period end, Standard and Poor's cut both companies" rating to junk bond status. Our underweighted position in mortgages also dampened results for the period.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream
    Portfolio Manager

Note to Shareholders: Effective 10/31/04, the Lehman Brothers U.S. Credit Index and the Lehman Brothers Government/Mortgage Index were added to the trust in place of the Lehman Brothers Aggregate Bond Index.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report, as stated on the cover, and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

--------------------------
Six months ended 4/30/05
--------------------------

                                                  Date                 Price
------------------------------------------------------------------------------
Net asset value                                  10/31/04                $6.94
------------------------------------------------------------------------------
                                                  4/30/05                $6.83
------------------------------------------------------------------------------
New York Stock Exchange price                    10/31/04                $6.30
------------------------------------------------------------------------------
                                                  2/02/05  (high)*       $6.47
------------------------------------------------------------------------------
                                                  3/23/05  (low)*        $5.95
------------------------------------------------------------------------------
                                                  4/30/05                $6.20
------------------------------------------------------------------------------

* For the period November 1, 2004 through April 30, 2005.

--------------------------
Six months ended 4/30/05
--------------------------

TOTAL RETURN VS BENCHMARKS
------------------------------------------------------------------------------
New York Stock Exchange price**                                          1.50%
------------------------------------------------------------------------------
Net asset value**                                                        1.50%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar Hedged Index#                 4.02%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#                                    0.98%
------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Index#                                       0.57%
------------------------------------------------------------------------------
Lehman Brothers Government/Mortgage Index#                               1.16%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#                                        0.08%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index Global#                          3.51%
------------------------------------------------------------------------------

** Includes reinvestment of dividends and capital gains distributions.

 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the U.S. Country eligibility is determined based upon market capitalization and investability criteria.

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers U.S. Credit Index - measures publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers Government/Mortgage Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae
(GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

The J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

KEY RISK CONSIDERATIONS

The portfolio invests in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to interest rates, currency exchange rates, economic, and political risks.

The portfolio invests in government-guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio invests in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio can invest a relatively high percentage of its assets in one or more issuers, thereby making it more susceptible to any single economic, political or regulatory occurrence.

These risks can increase share price volatility.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 95.7%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.2%
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                       $    955,000     $    909,638
----------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 10.75%, 2008                             20,254           20,659
----------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 12.25%, 2008                             15,000           15,975
----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.5%, 2005                 EUR    275,000          356,156
----------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                               $  1,934,000        2,093,555
----------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                    3,805,000        3,757,438
----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                       469,000          512,969
----------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                         580,000          588,700
----------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                      2,370,000        2,441,100
----------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                     517,000          608,218
----------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009             1,000,000          930,000
----------------------------------------------------------------------------------------------
                                                                                  $ 12,234,408
----------------------------------------------------------------------------------------------
Aerospace - 0.1%
----------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007                                  EUR    300,000     $    415,335
----------------------------------------------------------------------------------------------

Airlines - 0.6%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                         $  2,265,332     $  2,223,830
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                            1,049,526          853,274
----------------------------------------------------------------------------------------------
                                                                                  $  3,077,104
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.4%
----------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                        $  2,000,000     $  1,837,786
----------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                           246,925              741
----------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                     3,570,000        3,713,966
----------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2905%, 2029                           1,877,956        1,949,492
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                             568,873          560,962
----------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, FRN, 2.333%, 2013                        EUR    300,000          386,471
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##              $  3,500,000        3,544,294
----------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                   614,000          616,403
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                         2,384,781        2,584,218
----------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                              2,000,000        1,932,578
----------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010                                         EUR    960,000        1,377,615
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                       $  2,000,000        2,019,365
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031               1,847,000        1,728,278
----------------------------------------------------------------------------------------------
Europa Ltd., FRN, 2.455%, 2027                                 EUR    101,132          129,991
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.8089%, 2025^^                       $  8,963,850        1,564,639
----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.2077%, 2043##^^                                                  30,785,490        1,399,767
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.7035%, 2035^^                                                    73,915,453        1,571,132
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                          1,847,000        2,079,528
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                          1,846,973        2,143,695
----------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                  2,384,781        2,595,792
----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033              2,542,000        2,416,170
----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
7.9078%, 2034##                                                     1,853,000        2,057,526
----------------------------------------------------------------------------------------------
Granites Mortgages PLC, FRN, 5.15%, 2042                       EUR    350,000          472,931
----------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
3.1538%, 2046                                                    $  2,592,895        2,593,278
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
1.1576%, 2030^^                                                    19,201,249          612,577
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                         2,215,000        2,289,842
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5982%, 2039##^^                  14,915,475        1,267,815
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                        2,250,000        2,331,191
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0131%, 2031^^                    21,764,339          443,834
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                        2,384,781        2,503,677
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                    124,528          133,946
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                 1,400,000        1,408,775
----------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp.,
7.3941%, 2013##                                                     2,581,000        2,823,262
----------------------------------------------------------------------------------------------
RMAC PLC, FRN, 2.334%, 2036##                                  EUR    230,000          295,930
----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 4.67%, 2035                   $  4,570,839        4,530,286
----------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                          3,099,037        3,238,527
----------------------------------------------------------------------------------------------
                                                                                   $63,156,280
----------------------------------------------------------------------------------------------
Automotive - 2.9%
----------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                  $    120,000         $106,800
----------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                   EUR    100,000          145,405
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                  $  1,251,000        1,428,663
----------------------------------------------------------------------------------------------
DaimlerChrysler Note, 5.625%, 2007                             EUR    100,000          134,124
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                              $    410,000          386,710
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                   1,102,000          995,996
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                 2,058,000        1,980,613
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6%, 2006                      EUR    375,000          475,635
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                    $    315,000          293,616
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                         315,000          303,546
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                          475,000          397,927
----------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                  2,787,000        2,121,409
----------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                             4,725,000        4,773,006
----------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                              995,000          940,275
----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                  1,317,000        1,363,095
----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                       130,000          139,750
----------------------------------------------------------------------------------------------
                                                                                   $15,986,570
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.9%
----------------------------------------------------------------------------------------------
ATF Bank Kazakhstan, 9.25%, 2012##                               $     27,000          $26,736
----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                      3,159,000        3,159,000
----------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049                                    EUR    500,000          774,306
----------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
5.70% to 2049##                                                  $    642,000          613,713
----------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010                              EUR    265,000          410,007
----------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 5.11% to 2049##         $  1,543,000        1,633,685
----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                               2,755,000        2,780,329
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                         128,000          138,368
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                       122,000          131,882
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 7%, 2009##                             40,000           39,400
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                             84,000           86,520
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                          329,000          338,870
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014##                    EUR    127,000          172,323
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                      $  1,633,000        1,689,371
----------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625% to 2009,
4.2763% to 2049                                                EUR    330,000          484,446
----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 5.1525% to 2049            $    833,000          899,237
----------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, 5.15375% to 2049           EUR    300,000          462,731
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                               $  2,031,000        1,997,996
----------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                           49,000           51,734
----------------------------------------------------------------------------------------------
                                                                                  $ 15,890,654
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.2%
----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                 $  1,969,000     $  2,018,225
----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                          1,000,000          722,500
----------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                           7,341,000        7,786,496
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                              1,744,000        1,659,702
----------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                             500,000          532,257
----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                    490,000          469,175
----------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                      3,475,000        3,075,375
----------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                       5,000,000        5,649,470
----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                1,135,000        1,446,110
----------------------------------------------------------------------------------------------
                                                                                  $ 23,359,310
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                            $  2,665,000       $2,793,973
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                        2,538,000        2,779,361
----------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                860,000          928,800
----------------------------------------------------------------------------------------------
                                                                                    $6,502,134
----------------------------------------------------------------------------------------------
Building - 0.2%
----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014                 $  1,140,000       $1,104,375
----------------------------------------------------------------------------------------------

Business Services - 0.4%
----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                 $    460,000         $439,300
----------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                           1,590,000        1,697,325
----------------------------------------------------------------------------------------------
                                                                                    $2,136,625
----------------------------------------------------------------------------------------------

Chemicals - 1.6%
----------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                  EUR    100,000     $    141,068
----------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                         $    413,000          455,333
----------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                1,225,000        1,365,875
----------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                         1,890,000        1,838,025
----------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                             575,000          596,563
----------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                       EUR     95,000          129,566
----------------------------------------------------------------------------------------------
Linde Finance B.V., 6% to 2013, 5.50138% to 2049               EUR    101,000          140,972
----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                             $  1,445,000        1,650,913
----------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                695,000          708,900
----------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                    1,325,000        1,339,906
----------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                             560,000          523,600
----------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                        100,000           97,000
----------------------------------------------------------------------------------------------
                                                                                  $  8,987,721
----------------------------------------------------------------------------------------------
Conglomerates - 0.1%
----------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                     $    310,000         $306,900
----------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                            EUR    100,000          144,233
----------------------------------------------------------------------------------------------
                                                                                      $451,133
----------------------------------------------------------------------------------------------
Construction - 0.6%
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                      $  1,630,000     $  1,770,550
----------------------------------------------------------------------------------------------
M / I Homes, Inc., 6.875%, 2012##                                   1,325,000        1,291,875
----------------------------------------------------------------------------------------------
                                                                                  $  3,062,425
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006                                    EUR     30,000     $     40,177
----------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                            $    805,000          780,850
----------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                975,000          992,063
----------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                 195,000          185,250
----------------------------------------------------------------------------------------------
Sodexho Alliance S.A., 5.875%, 2009                            EUR    100,000          140,532
----------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                              $    600,000          417,000
----------------------------------------------------------------------------------------------
                                                                                  $  2,555,872
----------------------------------------------------------------------------------------------
Containers - 0.6%
----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                         $  1,580,000     $  1,706,400
----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                    515,000          548,475
----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     925,000          980,500
----------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                               190,000          142,500
----------------------------------------------------------------------------------------------
                                                                                  $  3,377,875
----------------------------------------------------------------------------------------------

Defense Electronics - 0.2%
----------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                           $  1,435,000     $  1,366,838
----------------------------------------------------------------------------------------------

Electronics - 0.3%
----------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                       $  1,880,000     $  1,795,400
----------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 1.4%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                   $     77,000     $     88,257
----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                             980,000        1,149,050
----------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                         1,425,000        1,635,188
----------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                       814,500          903,077
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                      534,000          618,105
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027##                      114,000          141,702
----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                              1,634,000        1,980,944
----------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                 987,000        1,213,670
----------------------------------------------------------------------------------------------
                                                                                    $7,729,993
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 6.0%
----------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006        UYU    992,519     $     42,857
----------------------------------------------------------------------------------------------
Central Bank of Dominican Republic, 9.5%, 2006                   $     68,000           66,810
----------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2013                                         6,000            5,505
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 8%, 2014                           6,736,137        6,715,053
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                     1,583,000        1,566,030
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                               329,000          299,390
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                  60,000           67,950
----------------------------------------------------------------------------------------------
Republic of Argentina, 8%, 2008*                               EUR    217,000           82,365
----------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 3.01%, 2012                          $  5,186,000        4,317,345
----------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 6%, 2023*                                 290,000          168,200
----------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 7.278%, 2049*                      EUR     60,000           20,844
----------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013                               $    502,000          569,017
----------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                    424,000          515,160
----------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                          12,000            9,600
----------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                   53,000           54,590
----------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034##                                  24,000           24,960
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                             1,872,000        2,203,265
----------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                      195,000          218,400
----------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                         705,000          743,775
----------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                  72,000           76,320
----------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025                                 34,000           36,678
----------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                477,000          550,935
----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                  944,000        1,170,560
----------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                     1,476,000        1,431,720
----------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                      28,000           36,680
----------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                           87,000           83,085
----------------------------------------------------------------------------------------------
Republic of Ukraine, 6.875%, 2011                                     100,000          103,500
----------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                     116,000          114,260
----------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                     24,000           23,652
----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                 3,528,000        3,243,862
----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                       1,193,000        1,703,485
----------------------------------------------------------------------------------------------
Russian Federation, FRN, 5%, 2030                                     963,000        1,023,862
----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                              62,000          105,952
----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           754,000        1,127,230
----------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                   875,000          926,625
----------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                 1,523,000        1,783,433
----------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                     107,000          125,324
----------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                   2,015,000        2,181,238
----------------------------------------------------------------------------------------------
                                                                                  $ 33,539,517
----------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                              $  2,775,000     $  2,906,813
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                               1,495,000        1,487,525
----------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                         950,000          992,750
----------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                390,000          386,100
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                      908,000          906,880
----------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                   1,080,000        1,123,200
----------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                  950,000        1,023,625
----------------------------------------------------------------------------------------------
                                                                                  $  8,826,893
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                   $  1,555,000     $  1,777,451
----------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                        359,000          399,280
----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                             614,000          680,773
----------------------------------------------------------------------------------------------
                                                                                  $  2,857,504
----------------------------------------------------------------------------------------------

Entertainment - 1.1%
----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                              $    599,000     $    593,010
----------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                     2,799,000        2,646,662
----------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                      1,165,000        1,118,400
----------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                        533,000          537,746
----------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                          950,000          831,250
----------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                        419,000          507,639
----------------------------------------------------------------------------------------------
                                                                                  $  6,234,707
----------------------------------------------------------------------------------------------
Financial Institutions - 1.5%
----------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 5.1%, 2014                     $  4,500,000     $  4,557,618
----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                       1,296,000        1,280,534
----------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                         2,458,000        2,470,297
----------------------------------------------------------------------------------------------
MBNA Europe Funding PLC, 6.5%, 2007                            EUR    150,000          206,207
----------------------------------------------------------------------------------------------
                                                                                  $  8,514,656
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.5%
----------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009             EUR    125,000     $    172,186
----------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                             $    590,000          643,100
----------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                      53,000           48,760
----------------------------------------------------------------------------------------------
Coca-Cola Erfrischungsgetranke, 5.875%, 2005                   EUR    600,000          776,289
----------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                 $    950,000          971,375
----------------------------------------------------------------------------------------------
                                                                                  $  2,611,710
----------------------------------------------------------------------------------------------
Forest & Paper Products - 2.1%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2006                          $  1,563,000     $  1,566,908
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                             1,580,000        1,461,500
----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                795,000          826,800
----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                           41,550           34,902
----------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                 1,975,000        2,199,656
----------------------------------------------------------------------------------------------
International Paper Co., 5.375%, 2006                          EUR    140,000          186,369
----------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                               $    895,000          886,050
----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                        679,000          716,658
----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                               1,210,000        1,137,400
----------------------------------------------------------------------------------------------
Packaging Corp. of America, 5.75%, 2013                             2,500,000        2,443,708
----------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                                      19,000           19,903
----------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                EUR    100,000          146,980
----------------------------------------------------------------------------------------------
                                                                                  $ 11,626,834
----------------------------------------------------------------------------------------------

Gaming & Lodging - 2.6%
----------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                        $    460,000     $    481,850
----------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                      1,140,000        1,122,900
----------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                           1,270,000        1,422,400
----------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                        950,000          961,875
----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                      2,530,000        2,688,125
----------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                   950,000        1,040,250
----------------------------------------------------------------------------------------------
NCL Corp., 11.625%, 2014##                                          1,000,000        1,025,000
----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                             505,000          507,525
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                              1,720,000        1,874,800
----------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                 125,000          122,500
----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012             1,955,000        2,143,169
----------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                     870,000          867,825
----------------------------------------------------------------------------------------------
                                                                                  $ 14,258,219
----------------------------------------------------------------------------------------------
Industrial - 0.6%
----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                          $    575,000     $    615,250
----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013           1,465,000        1,157,350
----------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                              1,270,000        1,244,600
----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                 205,000          201,413
----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                    205,000          217,300
----------------------------------------------------------------------------------------------
                                                                                    $3,435,913
----------------------------------------------------------------------------------------------
Insurance - 1.1%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing, 6.9%, 2032##                    $  1,192,000     $  1,398,417
----------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6.5%, 2034                                1,192,000        1,348,609
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                              1,985,000        2,007,057
----------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                              1,230,000        1,309,768
----------------------------------------------------------------------------------------------
                                                                                    $6,063,851
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
----------------------------------------------------------------------------------------------
Allianz AG, FRN, 5.5%, 2049                                    EUR    140,000     $    195,877
----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                           $  1,464,000        1,490,460
----------------------------------------------------------------------------------------------
                                                                                    $1,686,337
----------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.2%
----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75%, 2006                    EUR    750,000     $    995,788
----------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                               EUR    125,000          181,336
----------------------------------------------------------------------------------------------
                                                                                  $  1,177,124
----------------------------------------------------------------------------------------------

International Market Sovereign - 16.9%
----------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                              CAD    435,000     $    358,821
----------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                            AUD  1,212,000          995,799
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                        EUR  8,141,000       10,813,955
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2009                          EUR    716,000          968,867
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5%, 2009                        EUR  5,660,000       21,590,982
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                       EUR    273,000          361,504
----------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                       EUR    425,000          745,444
----------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                               CAD    617,000          526,229
----------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                              CAD  1,370,000        1,171,428
----------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                               CAD    189,000          153,419
----------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                            NZD    902,000          686,694
----------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                          NZD  5,877,000        4,475,937
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                            EUR  2,263,000        3,092,965
----------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                            EUR  2,965,000        3,977,063
----------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                  NOK  3,389,000          643,112
----------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                     EUR  1,857,000        2,620,167
----------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                  EUR  4,501,000        6,569,268
----------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                  EUR  2,918,000        3,814,592
----------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                              EUR  2,255,000        3,340,224
----------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                EUR  4,113,000        5,568,282
----------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                   EUR    215,000          291,533
----------------------------------------------------------------------------------------------
Republic of France, 5%, 2012 - 2016                            EUR    607,000          878,532
----------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                   EUR    204,000          340,700
----------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                               EUR  5,031,000        6,765,924
----------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                EUR    499,000          707,937
----------------------------------------------------------------------------------------------
Republic of Italy, 4.5%, 2005                                  EUR  4,745,000        6,109,301
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                           GBP  1,226,000        2,459,935
----------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                              GBP  1,591,000        3,920,321
----------------------------------------------------------------------------------------------
                                                                                  $ 93,948,935
----------------------------------------------------------------------------------------------

Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                           $  1,810,000     $  1,895,975
----------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009##                                    950,000          876,375
----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                      767,000          853,288
----------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                              620,000          672,700
----------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                      590,000          561,975
----------------------------------------------------------------------------------------------
                                                                                  $  4,860,313
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
----------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                             $    950,000     $  1,026,000
----------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                              2,296,000        2,619,187
----------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                          300,000          297,000
----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                              1,900,000        2,138,123
----------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                             1,515,000        1,520,466
----------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                           630,000          598,500
----------------------------------------------------------------------------------------------
                                                                                  $  8,199,276
----------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
----------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                              $  1,015,000     $  1,042,913
----------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                    340,000          351,900
----------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                  1,220,000        1,183,400
----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                       501,000          601,689
----------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                         795,000          874,500
----------------------------------------------------------------------------------------------
                                                                                  $  4,054,402
----------------------------------------------------------------------------------------------
Mortgage Backed - 0.8%
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2017                                      $  1,543,555     $  1,600,381
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                       2,935,206        3,055,540
----------------------------------------------------------------------------------------------
                                                                                  $  4,655,921
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                               $  2,065,000     $  2,240,525
----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015##                                 1,030,000        1,030,000
----------------------------------------------------------------------------------------------
                                                                                  $  3,270,525
----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.5%
----------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                   $    440,000     $    477,290
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                    3,683,000        4,337,661
----------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                             85,000           82,025
----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034                       2,000,000        2,095,892
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                        2,775,000        3,290,101
----------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                         1,123,000        1,137,130
----------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                        1,040,000        1,130,376
----------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                    1,000,000        1,150,000
----------------------------------------------------------------------------------------------
                                                                                  $ 13,700,475
----------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9%, 2009                                    $    950,000     $  1,035,500
----------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                760,000          767,600
----------------------------------------------------------------------------------------------
                                                                                  $  1,803,100
----------------------------------------------------------------------------------------------
Oils - 0.6%
----------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 6%, 2011                                  $    950,000     $    923,875
----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                   26,000           28,080
----------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                              950,000        1,021,250
----------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                   1,331,000        1,463,267
----------------------------------------------------------------------------------------------
                                                                                  $  3,436,472
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
----------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5%, 2033                                $  1,002,000     $  1,162,227
----------------------------------------------------------------------------------------------

Pollution Control - 0.2%
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                   $    945,000     $    919,013
----------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                             EUR    250,000          350,849
----------------------------------------------------------------------------------------------
                                                                                  $  1,269,862
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                   EUR    148,000     $    200,674
----------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                       $  1,050,000        1,118,250
----------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                    1,235,000        1,352,325
----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                      567,000          629,370
----------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                   895,000          868,150
----------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007                                      EUR    135,000          183,852
----------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                       EUR    125,000          175,270
----------------------------------------------------------------------------------------------
                                                                                  $  4,527,891
----------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008      EUR    750,000     $  1,098,553
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                         21,000           22,260
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                      817,000          821,085
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                         325,000          373,750
----------------------------------------------------------------------------------------------
                                                                                  $  2,315,648
----------------------------------------------------------------------------------------------
Retailers - 1.1%
----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                    $    365,000     $    374,125
----------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                               2,710,000        3,131,706
----------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                   2,294,000        2,188,393
----------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                          635,000          619,125
----------------------------------------------------------------------------------------------
                                                                                  $  6,313,349
----------------------------------------------------------------------------------------------
Special Products & Services - 0%
----------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009##                $     18,000     $     18,450
----------------------------------------------------------------------------------------------

Specialty Stores - 0%
----------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton, 4.625%, 2011                 EUR    125,000     $    170,376
----------------------------------------------------------------------------------------------

Supermarkets - 0.2%
----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                     $    825,000     $    853,875
----------------------------------------------------------------------------------------------

Supranational - 0.2%
----------------------------------------------------------------------------------------------
European Investment Bank, 5.375%, 2012                         EUR    750,000     $  1,104,106
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.2%
----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                   $    645,000     $    704,663
----------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                          635,000          676,275
----------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008*                                   2,352,262                0
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                 19,000           20,520
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                               320,000          328,000
----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                            2,080,000        2,106,000
----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                             420,000          447,300
----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                   950,000          909,625
----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                     980,000        1,005,725
----------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.75%, 2006                                EUR    140,000          188,926
----------------------------------------------------------------------------------------------
                                                                                  $  6,387,034
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.4%
----------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                           $    450,000     $    513,563
----------------------------------------------------------------------------------------------
AT&T Corp., 8%, 2031                                                1,715,000        2,135,175
----------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                          27,000           27,945
----------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                        3,213,000        3,554,915
----------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                            1,785,000        1,932,263
----------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                            1,420,000        1,324,150
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125%, 2012      EUR    130,000          214,156
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030         $  3,313,000        4,439,450
----------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                     1,130,000        1,220,400
----------------------------------------------------------------------------------------------
France Telecom S.A., 7.2%, 2006                                       105,000          108,038
----------------------------------------------------------------------------------------------
Global Telesystems, Inc. 10.875%, 2008*                               166,238                0
----------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007                       EUR    195,000          265,745
----------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                      $  1,890,000        1,918,350
----------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                           950,000        1,007,000
----------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                   395,000          444,375
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                3,395,000        3,396,538
----------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                  2,020,000        2,000,854
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                            EUR    300,000          405,542
----------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                             $  4,590,000        5,225,903
----------------------------------------------------------------------------------------------
                                                                                  $ 30,134,362
----------------------------------------------------------------------------------------------
Tobacco - 0.4%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                               EUR     75,000     $    102,945
----------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                $  2,008,000        2,088,320
----------------------------------------------------------------------------------------------
                                                                                  $  2,191,265
----------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                               $    552,000     $    496,800
----------------------------------------------------------------------------------------------

U.S. Government Agencies - 0.3%
----------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                       $  1,559,996     $  1,605,579
----------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 3.0%
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008###                             $ 10,316,505     $ 11,096,288
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                       5,193,338        5,391,942
----------------------------------------------------------------------------------------------
                                                                                  $ 16,488,230
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.9%
----------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                               $    820,000     $    928,470
----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                               4,562,000        5,460,657
----------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                          550,000          588,500
----------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                          645,000          445,050
----------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                               1,250,000        1,376,941
----------------------------------------------------------------------------------------------
Compania Nacional de Transmision Electrica S.A.
(Transelec), 7.875%, 2011                                             700,000          796,893
----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             3,382,000        3,601,830
----------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                        1,652,000        2,016,198
----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                 410,000          414,100
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                  1,852,000        2,089,975
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                          1,272,000        1,340,309
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                      1,955,000        2,099,658
----------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                               1,045,000        1,039,775
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                         2,437,000        2,361,273
----------------------------------------------------------------------------------------------
National Grid Group Finance PLC, 5.25%, 2006                   EUR    200,000          266,669
----------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                 $  1,965,000        1,906,050
----------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                  1,695,000        1,722,339
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                 863,000          884,575
----------------------------------------------------------------------------------------------
RWE Finance B.V., 5.375%, 2008                                 EUR      6,000            8,303
----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                             $    490,000          501,025
----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                   575,000          596,563
----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                       2,605,001        2,575,851
----------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                         950,000        1,014,125
----------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                             3,943,000        4,032,214
----------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                             3,322,000        3,278,917
----------------------------------------------------------------------------------------------
Texas Genco LLC 6.875%, 2014#                                         265,000          259,700
----------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                      1,937,760        2,132,156
----------------------------------------------------------------------------------------------
                                                                                  $ 43,738,116
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $512,613,229)                                       $530,729,906
----------------------------------------------------------------------------------------------

Stocks - 0.2%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
----------------------------------------------------------------------------------------------
Sind Holdings, Inc.*+                                                   5,720     $    600,600
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                       2,068     $      1,303
----------------------------------------------------------------------------------------------

Printing & Publishing - 0%
----------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                               39,950     $          0
----------------------------------------------------------------------------------------------

Tobacco - 0.1%
----------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                 2,302     $    179,487
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,128,573)                                        $    781,390
----------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.2%
----------------------------------------------------------------------------------------------
Automotive - 0.2%
----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost,
$1,177,235)                                                            22,511     $    876,803
----------------------------------------------------------------------------------------------

Preferred Stock - 0%
----------------------------------------------------------------------------------------------
Real Estate - 0%
----------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost,
$139,485)                                                               5,100     $    135,456
----------------------------------------------------------------------------------------------

Warrants - 0%
----------------------------------------------------------------------------------------------


                                             STRIKE       FIRST
ISSUER                                        PRICE    EXERCISE          SHARES        $ VALUE
----------------------------------------------------------------------------------------------
Banco Central del Uruguay
(Emerging Market Sovereign)*                    N/A         N/A       1,250,000   $          0
----------------------------------------------------------------------------------------------
DWC Construction Co., Inc.
(Utilities - Other)*                      KRW373.00     6/29/01         112,911         33,578
----------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*          KRW373.00     6/29/01          44,711         22,241
----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.
(Business Services)*                          $0.14     1/28/97           1,625              5
----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.
(Business Services)*                           0.14     1/28/97             700              2
----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.
(Machinery & Tools)*                          20.78     5/29/03             777            155
----------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $38,522)                                               $55,981
-----------------------------------------------------------------------------------------------

Convertible Bond - 0%
-----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 0%
-----------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25%, 2049 (Identified Cost, $135,348)    EUR     155,000         $213,391
-----------------------------------------------------------------------------------------------

Put Options Purchased - 0%
-----------------------------------------------------------------------------------------------
                                                                        NUMBER
ISSUE/EXPIRATION/STRIKE PRICE                                     OF CONTRACTS          $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - May 2005 @ $111.00 (Premiums
Paid, $520)                                                                  1             $422
-----------------------------------------------------------------------------------------------

Short-Term Obligation - 2.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                                $ 12,833,000      $12,831,948
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
-----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to
be received $3,001 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                           $      3,000           $3,000
-----------------------------------------------------------------------------------------------
Total Investments.SM. (Identified Cost, $529,067,860)                              $545,628,297
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.6%                                                 9,091,824
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $554,720,121
-----------------------------------------------------------------------------------------------
  * Non-income producing security.
 ^^ Interest only security for which the trust receives interest on notional principal
    (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted Security.
(&) As of April 30, 2005, the trust had 5 securities representing $601,341 and 0.11%
    of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.
FRN= Floating Rate Note.
N/A= Strike price and first exercise date have not been made available by the issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below.

        ARS = Argentine Peso                      KRW = Korean Won
        AUD = Australian Dollar                   MXN = Mexican Peso
        BRL = Brazilian Real                      NOK = Norwegian Krone
        CAD = Canadian Dollar                     NZD = New Zealand Dollar
        CHF = Swiss Franc                         PLN = Polish Zloty
        CLP = Chilean Peso                        RUB = Russian Ruble
        CNY = Chinese Yuan Renminbi               SEK = Swedish Krona
        COP = Colombian Peso                      SGD = Singapore Dollar
        CZK = Czech Koruna                        SKK = Slovakian Koruna
        DKK = Danish Krone                        THB = Thailand  Baht
        EUR = Euro                                TRY = Turkish Lira
        GBP = British Pound                       TWD = Taiwan Dollar
        HUF = Hungarian Forint                    UYU = Uruguayan Peso
        ILS = Israeli Sheqel                      ZAR = South African Rand
        JPY = Japanese Yen

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 4/30/05

ASSETS

Investments, at value (identified cost, $529,067,860)           $545,628,297
--------------------------------------------------------------------------------------------------
Cash                                                                  35,990
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           732,823
--------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                             74,500
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    5,472,458
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  9,804,073
--------------------------------------------------------------------------------------------------
Other assets                                                          78,890
--------------------------------------------------------------------------------------------------
Total assets                                                                          $561,827,031
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                $210,528
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              455,090
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                  32,638
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  5,747,193
--------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                                  120,515
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      27,365
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                        28,616
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     199
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               484,766
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $7,106,910
--------------------------------------------------------------------------------------------------
Net assets                                                                            $554,720,121
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $621,870,854
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      16,670,405
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (74,729,628)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (9,091,510)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $554,720,121
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
(87,644,754 issued, less 6,388,302 treasury shares)                                     81,256,452
--------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $554,720,121/81,256,452 shares of
beneficial interest outstanding)                                                             $6.83
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Interest                                                       $16,850,773
---------------------------------------------------------------------------------------------------
  Dividends                                                           46,533
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $16,897,306
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                  $1,929,743
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                              31,646
---------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                       122,556
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  25,489
---------------------------------------------------------------------------------------------------
  Custodian fee                                                      159,697
---------------------------------------------------------------------------------------------------
  Printing                                                            37,175
---------------------------------------------------------------------------------------------------
  Postage                                                            140,191
---------------------------------------------------------------------------------------------------
  Auditing fees                                                       36,992
---------------------------------------------------------------------------------------------------
  Legal fees                                                           5,626
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       72,482
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $2,561,597
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (12,209)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (1,266)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $2,548,122
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $14,349,184
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                        $12,051,526
---------------------------------------------------------------------------------------------------
  Written options transactions                                         1,864
---------------------------------------------------------------------------------------------------
  Futures contracts                                                  533,672
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (4,713,726)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $7,873,336
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                   $(20,002,203)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   94,531
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                         3,602,589
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    (16,305,083)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $(8,431,747)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $5,917,437
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $14,349,184              $31,176,493
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           7,873,336               11,783,277
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          (16,305,083)               3,020,595
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                           $5,917,437              $45,980,365
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                   $(16,053,177)            $(32,540,604)
--------------------------------------------------------     ------------             ------------
Net change in net assets from trust share transactions         (4,235,140)              (8,109,105)
--------------------------------------------------------     ------------             ------------
Total change in net assets                                   $(14,370,880)              $5,330,656
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $569,091,001             $563,760,345
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $9,091,510 and
$7,387,517, respectively)                                    $554,720,121             $569,091,001
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEAR ENDED 10/31
                                      ENDED        -----------------------------------------------------------------------------
                                     4/30/05              2004            2003             2002             2001           2000
Net asset value, beginning of
period                                $6.94            $6.76           $6.32            $6.60            $6.69            $7.03
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)            $0.18            $0.38           $0.38            $0.41            $0.51            $0.58
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (0.10)            0.17            0.46            (0.26)           (0.06)           (0.40)
---------------------------------    ------           ------          ------           ------           ------           ------
Total from investment
operations                            $0.08            $0.55           $0.84            $0.15            $0.45            $0.18
---------------------------------    ------           ------          ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.20)          $(0.39)         $(0.40)          $(0.43)          $(0.49)          $(0.41)
--------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                   --               --              --               --            (0.05)           (0.17)
---------------------------------    ------           ------          ------           ------           ------           ------
Total distributions declared
to shareholders                      $(0.20)          $(0.39)         $(0.40)          $(0.43)          $(0.54)          $(0.58)
---------------------------------    ------           ------          ------           ------           ------           ------
Net increase from repurchase
of capital shares                     $0.01            $0.02           $0.00+++         $0.00+++         $0.00+++         $0.06
---------------------------------    ------           ------          ------           ------           ------           ------
Net asset value,
end of period                         $6.83            $6.94           $6.76            $6.32            $6.60            $6.69
---------------------------------    ------           ------          ------           ------           ------           ------
Per share market value,
end of period                         $6.20            $6.30           $6.41            $5.69            $6.06            $6.00
---------------------------------    ------           ------          ------           ------           ------           ------
Total return at market
value (%)&                             1.50++           4.62           20.11             0.72             9.83             8.84
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                  YEAR ENDED 10/31
                                       ENDED         -------------------------------------------------------------------------
                                      4/30/05              2004           2003            2002            2001            2000
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                             0.91+            0.94            0.94             0.96             1.06             1.06
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            5.12+            5.51            5.76             6.49             7.65             8.23
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       38               59             126              152              103               82
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $554,720         $569,091        $563,760         $528,945         $554,767         $567,191
--------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income (loss) per share and the ratios would have been:

Net investment income                 $0.18^          $0.38^           $--              $--              $--              $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             0.91^+          0.94^            --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            5.12^+          5.51^            --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
(S)(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share.
       In addition, the ratio of net investment income to average net assets decreased by 0.01%. Per share, ratios, and supplemental data for years prior to October 30, 2002 have not been restated to reflect this change in presentation.
     & From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Multimarket Income Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $73,890 of Deferred Trustees' Compensation.

WRITTEN OPTIONS - The trust may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the trust realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the trust. The trust, as writer of an option, may have no control over whether the underlying securities may be sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the trust's management on the direction of interest rates.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the trust. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, straddle loss deferrals, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                              10/31/04        10/31/03
        Distributions declared from:
        --------------------------------------------------------------
        Ordinary income                    $32,540,604     $33,246,025
        --------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $4,386,522
          ----------------------------------------------------------
          Capital loss carryforward                      (80,031,394)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          33,776,450
          ----------------------------------------------------------
          Other temporary differences                    (15,146,571)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2008                              $(19,380,450)
          ----------------------------------------------------------
          October 31, 2009                               (22,359,865)
          ----------------------------------------------------------
          October 31, 2010                               (38,291,079)
          ----------------------------------------------------------
          Total                                         $(80,031,394)
          ----------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.34% of the trust's average daily net assets and 5.40% of gross investment income. Management fees from net assets and gross investment income incurred for the six months ended April 30, 2005 were at an effective rate of 0.69% of average daily net assets on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $828 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $5,611 for retired Independent Trustees for the six months ended April 30, 2005.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

                                                 BEGINNING OF
                                                PERIOD THROUGH
EFFECTIVE DATE                                     2/28/05          3/01/05

First $2 billion                                   0.01120%        0.01626%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00832%        0.01206%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00032%        0.00056%
---------------------------------------------------------------------------
In excess of $7 billion                            0.00000%        0.00000%
---------------------------------------------------------------------------

For the six months ended April 30, 2005, the trust paid MFS $25,489, equivalent to 0.00909% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $82,145 for the six months ended April 30, 2005. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $26,885 for the six months ended April 30, 2005, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES               SALES

U.S. government securities                        $5,515,290         $26,574,652
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $203,059,129        $190,487,266
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost$532,072,538
          ----------------------------------------------------------
          Gross unrealized appreciation                  $25,164,184
          ----------------------------------------------------------
          Gross unrealized depreciation                  (11,608,425)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $13,555,759
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest.

The trust repurchased and retired 698,700 shares of beneficial interest during the six months ended April 30, 2005 at an average price per share of $6.18 and a weighted average discount of 10.13% per share.

The trust repurchased and retired 1,415,400 shares of beneficial interest during the year ended October 31, 2004 at an average price per share of $5.73 and a weighted average discount of 15.52% per share. Transactions in trust shares were as follows:

                            Six months ended 4/30/05     Year ended 10/31/04
                             SHARES        AMOUNT         SHARES       AMOUNT

Treasury shares reacquired   (698,700)  $(4,235,140)  (1,415,400)  $(8,109,105)
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2005, was $391, and is included in miscellaneous expense. The trust had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

                                               NUMBER OF       PREMIUMS
                                               CONTRACTS       RECEIVED
        Outstanding, beginning of period             --            $--
        ---------------------------------------------------------------
          Options written                             1          1,864
        ---------------------------------------------------------------
          Options expired                            (1)        (1,864)
        ---------------------------------------------------------------
        Outstanding, end of period                   --            $--
        ---------------------------------------------------------------

Forward Foreign Currency Exchange Contracts

-----------
SALES
-----------
                                                                       NET
                                              IN                    UNREALIZED
                         CONTRACTS TO      EXCHANGE     CONTRACTS   APPRECIATION
     SETTLEMENT DATE    DELIVER/RECEIVE      FOR        AT VALUE  (DEPRECIATION)

        6/07/05  AUD       1,202,024       $915,865       $936,068     $(20,203)
5/04/05-5/09/05  CLP      79,003,750        135,416        135,630         (214)
6/08/05-6/27/05  EUR      73,429,644     95,269,386     94,605,456      663,930
        5/09/05  GBP       3,351,850      6,381,922      6,392,681      (10,759)
5/03/05-6/08/05  NOK      13,152,917      2,073,170      2,085,747      (12,577)
        6/08/05  NZD       7,068,481      4,996,002      5,153,012     (157,010)
        5/18/05  PLN         160,615         50,000         48,204        1,796
        5/23/05  TRY         153,945        110,000        109,593          407
                                       ------------   ------------     --------
                                       $109,931,761   $109,466,391     $465,370
                                       ============   ============     ========

-----------
PURCHASES
-----------

        5/11/05  ARS         295,500       $101,721       $101,591        $(130)
        5/09/05  BRL         145,000         55,112         57,332        2,220
        6/08/05  CHF       1,653,052      1,375,291      1,386,102       10,811
5/04/05-6/03/05  CLP     128,745,000        219,985        220,922          937
        6/01/05  CNY       1,830,988        227,198        224,074       (3,124)
        5/31/05  COP     236,700,000        100,895        100,454         (441)
        5/09/05  CZK       6,265,197        268,872        263,922       (4,950)
        5/09/05  DKK         450,944         77,903         77,951           48
6/08/05-6/27/05  EUR       1,924,544      2,508,506      2,479,605      (28,901)
        5/25/05  HUF      54,885,360        287,493        278,647       (8,846)
        5/04/05  ILS       1,200,000        274,958        274,517         (441)
        5/06/05  JPY      19,701,776        189,622        188,002       (1,620)
        5/09/05  MXN       5,935,925        527,728        535,652        7,924
5/03/05-6/08/05  NOK      17,830,000      2,848,972      2,828,049      (20,923)
        5/18/05  PLN       1,316,354        408,109        395,064      (13,045)
        5/18/05  RUB       2,805,000        100,682        100,968          286
5/06/05-6/14/05  SEK      20,130,911      2,941,133      2,819,454     (121,679)
        5/25/05  SGD         814,125        494,225        497,701        3,476
        5/09/05  SKK       7,572,655        249,923        247,323       (2,600)
        5/25/05  THB       7,910,000        199,848        200,661          813
        5/23/05  TRY         542,268        394,980        386,038       (8,942)
        5/13/05  TWD       3,070,000         97,615         98,354          739
        5/25/05  ZAR       1,294,212        211,628        212,379          751
                                       ------------   ------------     --------
                                        $14,162,399    $13,974,762    $(187,637)
                                       ============   ============     ========

At April 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $32,638 with Merrill Lynch International.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown on page 25.

At April 30, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                    UNREALIZED
DESCRIPTION             EXPIRATION    CONTRACTS    POSITION       DEPRECIATION

U.S. Treasury Notes 10
  Year Futures           June 2005           55       Short          $(88,313)
------------------------------------------------------------------------------
U.S. Treasury Notes 2
  Year Futures           June 2005          243       Short           (38,972)
------------------------------------------------------------------------------
                                                                    $(127,285)
------------------------------------------------------------------------------

At April 30, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

At April 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.024% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                            DATE OF     SHARE/PAR
DESCRIPTION             ACQUISITION        AMOUNT          COST           VALUE

Sind Holdings, Inc.        12/15/99         5,720    $2,127,667        $600,600
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - 4/30/05
-------------------------------------------------------------------------------

To the Trustees and Shareholders of the MFS Multimarket Income Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2005, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2005. These interim financial statements are the responsibility of the Fund's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2004, and financial highlights for each of the five years in the period ended October 31, 2004, and in our report dated December 10, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                             ERNST & YOUNG LLP

Boston, Massachusetts
June 8, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Multimarket Income Trust, which was held on March 23, 2005, the following action was taken:

ITEM 1. The election of eleven as Trustees of the trust.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                     71,540,505.260     1,651,608.152
------------------------------------------------------------------------------
David H. Gunning                           71,683,458.994     1,508,654.418
------------------------------------------------------------------------------
William R. Gutow                           71,638,461.313     1,553,652.099
------------------------------------------------------------------------------
Michael Hegarty                            71,628,599.260     1,563,514.152
------------------------------------------------------------------------------
J. Atwood Ives                             71,612,347.987     1,579,765.425
------------------------------------------------------------------------------
Amy B. Lane                                71,655,368.824     1,536,744.588
------------------------------------------------------------------------------
Robert J. Manning                          71,740,858.187     1,451,255.225
------------------------------------------------------------------------------
Lawrence T. Perera                         71,607,406.970     1,584,706.442
------------------------------------------------------------------------------
Robert C. Pozen                            71,639,353.080     1,552,760.332
------------------------------------------------------------------------------
J. Dale Sherratt                           71,601,698.252     1,590,415.160
------------------------------------------------------------------------------
Laurie J. Thomsen                          71,602,413.328     1,589,700.084
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2005, our records indicate that there are 8,145 registered shareholders and approximately 41,626 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304


M F S(SM)
INVESTMENT MANAGEMENT(R)


(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MMT-SEM-06/05 65M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

========================================================================================================
                                        MFS MULTIMARKET INCOME TRUST
--------------------------------------------------------------------------------------------------------

                                                                    (C) TOTAL
                                                                     NUMBER OF       (D) MAXIMUM NUMBER
                                                                      SHARES          (OR APPROXIMATE
                                                                    PURCHASED AS        DOLLAR VALUE)
                                                                      PART OF           OF SHARES THAT
                               (A) TOTAL                             PUBLICLY            MAY YET BE
                               NUMBER OF         (B) AVERAGE         ANNOUNCED         PURCHASED UNDER
                                SHARES           PRICE PAID          PLANS OR            THE PLANS
PERIOD                         PURCHASED          PER SHARE          PROGRAMS           OR PROGRAMS
========================================================================================================
--------------------------------------------------------------------------------------------------------
    11/1/04-11/30/04              213,700             $6.28            213,700               6,707,955
--------------------------------------------------------------------------------------------------------
    12/1/04-12/31/04               27,000             $6.34             27,000               6,680,955
--------------------------------------------------------------------------------------------------------
     1/1/05-1/31/05                  0                 n/a                0                  6,680,955
--------------------------------------------------------------------------------------------------------
     2/1/05-2/28/05                8,600              $6.36             8,600                6,672,355
--------------------------------------------------------------------------------------------------------
     3/1/05-3/31/05               191,000             $6.15            191,000               7,979,585
--------------------------------------------------------------------------------------------------------
     4/1/05-4/30/05               258,400             $6.11            258,400               7,721,185
--------------------------------------------------------------------------------------------------------
          TOTAL                   698,700             $6.18            698,700
========================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2005 plan year are 8,170,585.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.
     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.
     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS MULTIMARKET INCOME TRUST
           --------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                                  Robert J. Manning, President

Date:  June 23, 2005
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: June 23, 2005
       -------------


By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:   June 23, 2005
       -------------


* Print name and title of each signing officer under his or her signature.